Submission	Mar. 10, 2025
Submission [Line Items]
Central Index Key	0001737924
Registrant Name	Nuveen Churchill Direct Lending Corp.
Registration File Number	333-283950
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES